Commitments and Contingencies (Details) - USD ($)				3 Months Ended	12 Months Ended
	Feb. 14, 2024	Dec. 28, 2023	Nov. 30, 2023	Mar. 31, 2024	Dec. 31, 2023	Nov. 08, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Percentage of purchase price				95.00%	95.00%
Description of purchase agreement				the Company may not require the Investor to purchase, and the Investor will have no obligation to purchase, shares of Class A common stock in excess of a number equal to the lowest of (i) 100% of the average daily trading volume of the Class A common stock on the Nasdaq Capital Market (or any other eligible national stock exchange, as applicable) for the five consecutive trading days immediately prior to the trading date on which a valid purchase notice is delivered to the Investor, (ii) a 30% discount to the daily trading volume in the Class A common stock on the Nasdaq Capital Market (or any other eligible national stock exchange, as applicable), and (iii) $2 million divided by the volume-weighted average price for the Class A common stock on the trading day immediately prior to the trading date on which a valid purchase notice is delivered to the Investor.	the Company may not require the Investor to purchase, and the Investor will have no obligation to purchase, shares of Class A Common Stock in excess of a number equal to the lowest of (i) 100% of the average daily trading volume of the Class A Common Stock on the Nasdaq Capital Market (or any other eligible national stock exchange, as applicable) for the five consecutive trading days immediately prior to the trading date on which a valid purchase notice is delivered to the Investor, (ii) a 30% discount to the daily trading volume in the Class A Common Stock on the Nasdaq Capital Market (or any other eligible national stock exchange, as applicable), and (iii) $2 million divided by the volume-weighted average price for the Class A Common Stock on the trading day immediately prior to the trading date on which a valid purchase notice is delivered to the Investor.
Percentage of ownership limitation		4.99%		19.99%	19.99%
Investor exercise warrant amount (in Dollars)					$ 5,439,571
Shares issued (in Shares)					1,865,875
Purchase of shares (in Shares)	16,549
Revenue percentage			110.00%
Holdback Agreement [Member]
Commitments and Contingencies [Line Items]
Purchase price amount (in Dollars)			$ 200,000
Contingent owners amount (in Dollars)			$ 80,000
Valley Vet Practice’s [Member]
Commitments and Contingencies [Line Items]
Revenue percentage			105.00%
Revenue contingent owners amount (in Dollars)			$ 120,000
Warrant [Member]
Commitments and Contingencies [Line Items]
Exercise price per share (in Dollars per share)		$ 0.0001
Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Purchase amount (in Shares)			30,000,000
Common stock issued and outstanding percentage				19.99%	19.99%
Divided common stock value (in Dollars)				$ 600,000	$ 600,000
Cash fee (in Dollars)				$ 600,000	$ 600,000
Common stock outstanding percentage		4.99%
Exercise price per share (in Dollars per share)				$ 0.0001	$ 0.0001		$ 0.0001
Percentage of ownership limitation		19.99%
Shares issued (in Shares)						1
Class A Common Stock [Member] | Purchase Limits [Member]
Commitments and Contingencies [Line Items]
Investor shares (in Shares)				12,143	1,214,293
Class A Common Stock [Member] | Investor [Member]
Commitments and Contingencies [Line Items]
Purchase amount (in Shares)			30,000,000
Cash fee (in Dollars)				$ 600,000	$ 600,000
Common stock outstanding percentage		4.99%
Shares issued (in Shares)	12,143
Class A Common Stock [Member] | Warrant [Member]
Commitments and Contingencies [Line Items]
Exercise price per share (in Dollars per share)		$ 0.01
Investor exercise warrant amount (in Dollars)				$ 600,000	$ 600,000